Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Investments
Available-for-sale Securities, Fair Value	$ 2,959	$ 3,140
Preferred stock available for sale, at fair value	151	217
Equity securities available for sale, at fair value	136	138
Investments in unconsolidated affiliates	357	392
Other long-term investments	162	104
Short-term investments	26	62
Total investments	3,791	4,053
Cash and cash equivalents, at December 31, 2013 and 2012, includes pledged cash of $339 and $266, respectively, related to secured trust deposits	1,969	1,132
Trade and notes receivables, net of allowance of $21 and $22 at December 31, 2013 and 2012, respectively	482	479
Goodwill	1,901	1,908
Prepaid expenses and other assets	721	678
Other intangible assets, net	619	651
Title plants	370	374
Property and equipment, net	645	628
Income taxes receivable	26	0
Total assets	10,524	9,903
Liabilities:
Accounts payable and other accrued liabilities, at December 31, 2013 and 2012, includes accounts payable to related parties of $3 and $5, respectively	1,291	1,308
Notes payable	1,323	1,344
Reserve for claim losses	1,636	1,748
Secured trust deposits	588	528
Deferred Tax Liabilities	144	123
Total liabilities	4,982	5,154
Equity:
Common stock, Class A, $0.0001 par value; authorized, 600,000,000 shares as of December 31, 2013 and 2012; issued 292,289,166 shares and 268,541,117 shares at December 31, 2013 and 2012, respectively	0	0
Preferred stock, $0.0001 par value; authorized, 50,000,000 shares; issued and outstanding, none	0	0
Additional paid-in capital		4,018
Retained earnings (deficit)		849
Accumulated other comprehensive earnings		59
Less: treasury stock, 41,948,518 shares and 39,995,513 shares as of December 31, 2013 and 2012, respectively, at cost		658
Total Fidelity National Financial, Inc. shareholders' equity	5,068	4,268
Noncontrolling interests	474	481
Total equity	5,542	4,749
Total liabilities and equity	10,524	9,903
Taxes Payable	0	103
Parent Company
Investments
Investments in unconsolidated affiliates	320	360
Cash and cash equivalents, at December 31, 2013 and 2012, includes pledged cash of $339 and $266, respectively, related to secured trust deposits	1,105	322
Prepaid expenses and other assets	20	4
Other intangible assets, net	47	17
Income Taxes Receivable	26
Property and equipment, net	7	9
Total assets	6,794	6,012
Liabilities:
Accounts payable and other accrued liabilities, at December 31, 2013 and 2012, includes accounts payable to related parties of $3 and $5, respectively	125	57
Notes payable	983	980
Deferred Tax Liabilities	144	123
Total liabilities	1,252	1,263
Equity:
Common stock, Class A, $0.0001 par value; authorized, 600,000,000 shares as of December 31, 2013 and 2012; issued 292,289,166 shares and 268,541,117 shares at December 31, 2013 and 2012, respectively	0	0
Preferred stock, $0.0001 par value; authorized, 50,000,000 shares; issued and outstanding, none	0	0
Additional paid-in capital	4,642	4,018
Retained earnings (deficit)	1,096	849
Accumulated other comprehensive earnings	37	59
Less: treasury stock, 41,948,518 shares and 39,995,513 shares as of December 31, 2013 and 2012, respectively, at cost	707	658
Total Fidelity National Financial, Inc. shareholders' equity	5,068	4,268
Noncontrolling interests	474	481
Total equity	5,542	4,749
Total liabilities and equity	$ 6,794	$ 6,012